Cover	Nov. 29, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 29, 2022, Appreciate Holdings, Inc. (f/k/a PropTech Investment Corporation II (“PTIC II”)) (the “Company” or “Appreciate”) closed its business combination (the “Business Combination”) with Appreciate Intermediate Holdings, LLC, a Delaware limited liability company (“NewCo LLC”), pursuant to that certain Business Combination Agreement (as amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), dated as of May 17, 2022, by and among (i) PTIC II, (ii) RW National Holdings, LLC, a Delaware limited liability company (“Renters Warehouse”), and Lake Street Landlords, LLC, a Delaware limited liability company, in its capacity as the representative of applicable Renters Warehouse unitholders. A Form 8-K was filed with respect to the transactions reporting a number of matters and including Form 10 information. This Form 8-K/A is being filed to add: (i) Renters Warehouse Condensed Consolidated Financial Statements – September 30, 2022, (ii) Renters Warehouse’s Management Discussion and Analysis of Financial Condition and Results of Operations, and (iii) the Pro Forma Information with respect to the completed business combination.
Document Period End Date	Nov. 29, 2022
Entity File Number	001-39758
Entity Registrant Name	Appreciate Holdings, Inc.
Entity Central Index Key	0001821075
Entity Tax Identification Number	83-2426917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6101 Baker Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55345
City Area Code	952
Local Phone Number	470-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SFR
Security Exchange Name	NASDAQ
Warrants to purchase Class A Common Stock, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	SFRWW
Security Exchange Name	NASDAQ